PRINCIPAL ACCOUNTING POLICIES (Details 6)	1 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended
	Aug. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 28, 2012 Wing On Travel USD ($)	Feb. 28, 2012 Wing On Travel CNY	May 31, 2010 Wing On Travel USD ($)	May 31, 2010 Wing On Travel CNY	Dec. 31, 2014 Wing On Travel	Feb. 28, 2012 Wing On Travel CNY	Feb. 28, 2014 B2B hotel reservation company USD ($)	Feb. 28, 2014 B2B hotel reservation company CNY	Aug. 31, 2013 B2B hotel reservation company USD ($)	Dec. 31, 2014 B2B hotel reservation company	Jan. 31, 2014 B2B hotel reservation company CNY	Dec. 31, 2014 Wholesaler operated hotel reservation and air ticketing services USD ($)	Dec. 31, 2014 Wholesaler operated hotel reservation and air ticketing services CNY	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services USD ($)	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services HKD	Jan. 31, 2014 Wholesaler operated hotel reservation and air ticketing services	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services CNY	Jan. 31, 2014 Online Trip Package Service Provider USD ($)	Jan. 31, 2014 Online Trip Package Service Provider CNY	Jan. 31, 2014 Online Trip Package Service Provider Trademarks and Domain CNY	Dec. 31, 2014 Offline travel agency USD ($)	Dec. 31, 2014 Offline travel agency CNY	Dec. 31, 2014 Offline travel agency Customer list CNY	Dec. 31, 2014 Offline travel agency Trademarks and Domain CNY	Oct. 31, 2014 Technology company focusing on hotel customer reviews CNY	Sep. 30, 2014 Technology company focusing on hotel customer reviews	Nov. 30, 2013 Technology company focusing on hotel customer reviews CNY
Business combination disclosures
Acquired percentage of issued share capital								90.00%	90.00%		10.00%						43.00%	43.00%				100.00%	51.00%	51.00%						65.00%	35.00%	35.00%
Non-controlling interest percentage																					49.00%
Noncontrolling equity interest																														125,000,000
Percentage of Ownership										100.00%					100.00%
Purchase consideration	47,000,000							88,000,000	598,000,000					8,000,000			50,000,000	308,000,000	16,000,000	125,000,000			23,000,000	139,478,964		50,000,000	307,800,000			239,658,892
Cash payment for acquisition						9,400,000	60,000,000	68,000,000	454,000,000			7,000,000	44,000,000																	115,000,000
Purchase consideration unpaid																											196,000,000			97,000,000
Amount of difference between the book value of non-controlling interests and the cash consideration, recorded as additional paid in capital											21,700,000
Goodwill		305,016,876	1,892,507,708	972,531,184	822,585,341											208,000,000						44,000,000		207,981,890			330,669,958			366,884,722
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition		16,147,020	100,185,800																											100,000,000
Total investment cost																																29,000,000
Purchase price allocation
Cash acquired																											142,000,000
Net assets																								13,176,760			164,411,042			2,134,170
Identifiable intangible assets																									61,564,134			69,700,000	174,800,000
Deferred tax liabilities, non-current																								(9,234,620)			(61,125,000)
Previously held equity interest																														(129,360,000)
Non-controlling interests																								(134,009,200)			(370,656,000)
Goodwill.		$ 305,016,876	1,892,507,708	972,531,184	822,585,341											208,000,000						44,000,000		207,981,890			330,669,958			366,884,722